Related parties (Details)	Dec. 31, 2020 Vote item
Disclosure of transactions between related parties
Number of related parties with controlling interest | item	0
Sunstone LSV Management A/S, Copenhagen, Denmark
Disclosure of transactions between related parties
Percent of voting rights held by shareholder	5.00%
Percent of share capital held by shareholder	5.00%
Number of votes per share	1
Wellington Management Group LLP, Boston, U.S
Disclosure of transactions between related parties
Percent of voting rights held by shareholder	5.00%
Percent of share capital held by shareholder	5.00%
Number of votes per share	1
Van Herk Investments, Rotterdam, Netherlands
Disclosure of transactions between related parties
Percent of voting rights held by shareholder	5.00%
Percent of share capital held by shareholder	5.00%
Number of votes per share	1
Bank Julius Bar & Co. AG, Zurich, Switzerland
Disclosure of transactions between related parties
Percent of voting rights held by shareholder	5.00%
Percent of share capital held by shareholder	5.00%
Number of votes per share	1